Shareholder Report, Holdings (Details) - C000094762	Jun. 30, 2025
Agency Discount Notes
Holdings [Line Items]
Percent of Net Asset Value	3.80%
CMO
Holdings [Line Items]
Percent of Net Asset Value	11.50%
CMBS
Holdings [Line Items]
Percent of Net Asset Value	20.40%
MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	23.20%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Agency Discount Notes313385HX7
Holdings [Line Items]
Percent of Total Investments	3.80%
MBS Passthrough31385W6L8
Holdings [Line Items]
Percent of Total Investments	55.70%
U.S. Treasury Obligations91282CFV8
Holdings [Line Items]
Percent of Total Investments	40.50%